Gross Unrealized Losses and Fair Value of Investments with Available-for-sale and Held-to-maturity Unrealized Losses Not Deemed to be Other-Than-Temporarily Impaired (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 697	$ 279,062
Less than 12 months Unrealized Losses	3	31,445
12 months or more Fair Value	93,814	39,147
12 months or more Unrealized Losses	2,518	5,572
Total Fair Value	94,511	318,209
Total Unrealized Losses	2,521	37,017
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value		255,350
Less than 12 months Unrealized Losses		29,954
12 months or more Fair Value	75,961	26,367
12 months or more Unrealized Losses	2,036	3,633
Total Fair Value	75,961	281,717
Total Unrealized Losses	2,036	33,587
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value		3,581
Less than 12 months Unrealized Losses		30
Total Fair Value		3,581
Total Unrealized Losses		30
State, county and municipal
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	697	20,131
Less than 12 months Unrealized Losses	3	1,461
12 months or more Fair Value	14,980	10,014
12 months or more Unrealized Losses	357	1,680
Total Fair Value	15,677	30,145
Total Unrealized Losses	360	3,141
Other investments
Schedule of Available-for-sale Securities [Line Items]
12 months or more Fair Value	2,873	2,766
12 months or more Unrealized Losses	125	259
Total Fair Value	2,873	2,766
Total Unrealized Losses	$ 125	$ 259